Supplemental Cash Flow Information	12 Months Ended
Dec. 31, 2021
Text block [abstract]
Supplemental Cash Flow Information

Note 28: Supplemental Cash Flow Information
Details of “Other” in the consolidated statement of cash flow are as follows:

	Year ended December 31,

	2021	2020

Non-cash employee benefit charges	162	160
Net gains on foreign exchange and derivative financial instruments	(8)	(28)
Revaluation of Refinitiv warrants (see note 19)	(9)	(82)
Fair value adjustments (see note 5)	(8)	(10)
Other (1)	(2)	(163)
	135	(123)
(1)
The 2020
period includes a $119 million gain related to an amendment to the Company’s U.S. pension plan. See note 26
.
Details of
“Changes in working capital and other items” are as follows:

	Year ended December 31,

	2021	2020
Trade and other receivables	76	29
Prepaid expenses and other current assets	(66)	8
Other financial assets	(10)	2
Payables, accruals and provisions	83	(133)
Deferred revenue	36	19
Other financial liabilities	10	(2)
Income taxes (1)	773	250
Other	(70)	(71)
	832	102
(1)
The 2021
period reflects current tax liabilities that were recorded on the LSEG transaction and subsequent sale of LSEG shares (see note 8)
, for which the tax payments are included in investing activities.
Details of income taxes (paid) received are as follows:

	Year ended December 31,

	2021	2020
Operating activities - continuing operations	(172)	(52)
Operating activities - discontinued operations	(2)	2
Investing activities - continuing operations	(850)	(114)
Investing activities - discontinued operations (1)	(42)	-
Total income taxes paid	(1,066)	(164)
(1)
Reflects payments made to HMRC (see note 30)
.
In 2021
, the Company paid $348 million related to notices of assessment under the Diverted Profit Tax regime. Of this amount, $79 million was paid directly to HMRC and $269 million was paid to LSEG under an indemnity arrangement that related to businesses the Company sold to LSEG. LSEG will remit the payments it received under the indemnity to HMRC on the Company’s behalf. The payments made directly to HMRC were included as income taxes paid in the consolidated statement of cash flow. The payments made to LSEG were presented in operating and investing activities from discontinued operations in the consolidated statement of cash flow and were not included as taxes paid. See note 30
.